FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) (USD $)	9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2014 Deerfield Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Deerfield Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2014 Broadfin Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition			$ (58,893)		$ (50,927)	$ (2,600)		$ (2,187)
Operational gain (loss) recognized in earnings	(38,111,000)	(32,641,000)	(38,115)	(26,959)	18,993
Payment of interest on acquisition liability note			1,390
Reimbursment of acquisition liability note			12,000
Interest expense recognized in earnings						(1,844)	(2,028)	(879)
Payment of deferred consideration			994
Payment of royalty						138		48
Net carrying value			$ (82,624)	$ (58,893)		$ (6,334)	$ (2,600)	$ (3,018)